UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21877
                                                     ---------

                  Oppenheimer Rochester Arizona Municipal Fund
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON    MATURITY       VALUE
-----------                                                     ------   ----------   -----------
MUNICIPAL BONDS AND NOTES--122.7%
ARIZONA--84.7%
$    60,000   Apache County, AZ IDA (Tucson Electric Power
              Company)(1)                                       5.875%   03/01/2033   $    57,943
  1,000,000   Apache County, AZ Unified School District
              (School Improvement)                              6.375    07/01/2022       985,820
     50,000   AZ Educational Loan Marketing Corp.(1)            5.700    12/01/2008        50,234
     20,000   AZ Health Facilities Authority (Northern
              Arizona Healthcare)(1)                            5.250    10/01/2016        20,238
     15,000   AZ State University COP (Downtown
              Campus/Mercado)(1)                                5.625    07/01/2015        15,035
     15,000   AZ State University COP (Downtown
              Campus/Mercado)(1)                                5.750    07/01/2017        15,038
     80,000   AZ Student Loan Acquisition Authority(1)          5.600    05/01/2013        82,553
    145,000   AZ Student Loan Acquisition Authority(1)          5.750    05/01/2015       149,234
     85,000   AZ Student Loan Acquisition Authority(1)          5.900    05/01/2024        86,492
     50,000   Casa Grande, AZ IDA (Casa Grande Regional
              Medical Center)(1)                                7.000    12/01/2015        52,121
     20,000   Casa Grande, AZ IDA (Casa Grande Regional
              Medical Center)(1)                                7.000    12/01/2017        20,880
    300,000   Centerra, AZ Community Facilities District(1)     5.150    07/15/2031       248,997
    325,000   Centerra, AZ Community Facilities District        6.625    07/15/2032       325,221
      8,799   Central AZ Irrigation & Drain District            6.000    06/01/2016         8,803
     60,000   Chandler, AZ Street & Highway(1)                  5.375    07/01/2014        60,124
     50,000   Chandler, AZ Water & Sewer(1)                     5.250    07/01/2015        50,339
     20,000   Cochise County, AZ IDA (Sierra Vista Community
              Hospital)(1)                                      6.750    12/01/2026        20,089
     10,000   Cochise County, AZ Unified School District No.
              21 (St. David)(1)                                 5.000    07/01/2017        10,157
     25,000   Coconino County, AZ Pollution Control (Tucson
              Electric Power Company)(1)                        7.125    10/01/2032        25,234
    660,000   Estrella Mountain Ranch, AZ Community
              Facilities District                               6.125    07/15/2027       629,356
  1,000,000   Estrella Mountain Ranch, AZ Community
              Facilities District                               6.200    07/15/2032       938,490
  1,000,000   Estrella Mountain Ranch, AZ Community
              Facilities District (Golf Village)                6.750    07/01/2032       941,890
    525,000   Estrella Mountain Ranch, AZ Community
              Facilities District (Montecito Assessment
              District)                                         5.550    07/01/2022       489,878
    465,000   Estrella Mountain Ranch, AZ Community
              Facilities District (Montecito Assessment
              District)                                         5.700    07/01/2027       421,030
    505,000   Estrella Mountain Ranch, AZ Community
              Facilities District (Montecito Assessment
              District)                                         5.800    07/01/2032       449,187
     99,000   Festival Ranch, AZ Community Facilities
              District                                          5.000    07/01/2026        85,786
     99,000   Festival Ranch, AZ Community Facilities
              District                                          5.000    07/01/2032        81,960
    195,000   Festival Ranch, AZ Community Facilities
              District(1)                                       5.300    07/15/2031       169,434
    250,000   Festival Ranch, AZ Community Facilities
              District(1)                                       5.800    07/15/2032       230,703
    750,000   Flagstaff, AZ IDA (Senior Living
              Community-Northern Arizona)                       5.700    07/01/2042       632,813


                1 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON    MATURITY       VALUE
-----------                                                     ------   ----------   -----------
$    40,000   Gila County, AZ IDA (Cobre Valley Community
              Hospital)(1)                                      6.100%   12/01/2025   $    38,340
    260,000   Gladden Farms, AZ Community Facilities
              District(1)                                       5.350    07/15/2027       230,318
    500,000   Gladden Farms, AZ Community Facilities District   5.450    07/15/2032       433,035
    225,000   Goodyear, AZ IDA Water and Sewer (Litchfield
              Park Service Company)(1)                          6.750    10/01/2031       226,658
      5,000   Greater AZ Devel. Authority, Series A(1)          5.625    08/01/2020         5,111
    295,000   Hassayampa, AZ Community Facilities District
              (Hassayampa Village Community)                    7.750    07/01/2021       303,558
    400,000   Maricopa County & Phoenix, AZ IDA (Single
              Family)                                           5.800    07/01/2040       396,880
      5,000   Maricopa County, AZ Hospital (Sun Health
              Corp.)(1)                                         5.250    04/01/2019         4,967
     60,000   Maricopa County, AZ IDA (Catholic
              Healthcare)(1)                                    5.000    07/01/2021        58,876
     30,000   Maricopa County, AZ IDA (Chaparral City Water
              Company)(1)                                       5.300    12/01/2022        30,549
     35,000   Maricopa County, AZ IDA (Chaparral City Water
              Company)(1)                                       5.400    12/01/2022        34,860
    285,000   Maricopa County, AZ IDA (Citizens Utilities
              Company)(1)                                       6.200    05/01/2030       269,710
     10,000   Maricopa County, AZ IDA (Pennington Gardens)(1)   5.100    09/20/2019        10,159
    525,000   Maricopa County, AZ IDA (Sun King
              Apartments)(1)                                    6.750    05/01/2031       507,470
     20,000   Maricopa County, AZ IDA (Villas de Merced
              Apartments)(1)                                    5.500    12/20/2037        19,713
    220,000   Maricopa County, AZ IDA (Whispering Palms
              Apartments)(1)                                    5.900    07/01/2029       200,889
    230,000   Maricopa County, AZ Pollution Control Corp.
              (Public Service Company of New Mexico)(1)         6.300    12/01/2026       225,690
    455,000   Marley Park, AZ Community Facilities District     6.000    07/15/2026       430,330
    685,000   Marley Park, AZ Community Facilities District     6.100    07/15/2032       637,982
     60,000   Mesa, AZ IDA (Mesa Student Hsg.)                  6.000    07/01/2025        59,152
    400,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)               6.000    07/01/2032       393,260
     20,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)               6.000    07/01/2032        19,251
     60,000   Mesa, AZ IDA (Mesa Student Hsg.)                  6.250    07/01/2032        59,631
    215,000   Navajo County, AZ IDA (Stone Container
              Corp.)(1)                                         7.400    04/01/2026       207,469
    500,000   Palm Valley, AZ Community Facility District
              No. 3                                             5.800    07/15/2032       450,160
     50,000   Parkway, AZ Community Facilities District No.
              1 (Prescott Valley)(1)                            5.350    07/15/2031        42,415
     40,000   Peoria, AZ Improvement District No. 8401(1)       5.300    01/01/2011        40,189
     10,000   Peoria, AZ Street & Highway(1)                    5.750    07/01/2012        10,025
      5,000   Peoria, AZ Street & Highway(1)                    5.750    07/01/2016         5,013
     45,000   Phoenix, AZ Airport, Series D(2)                  6.200    07/01/2008        45,004
     20,000   Phoenix, AZ Hsg. Finance Corp.(1)                 6.900    01/01/2023        20,273
    160,000   Phoenix, AZ IDA (Crossroads Apartments)(1)        5.200    12/15/2021       160,373
    350,000   Phoenix, AZ IDA (Espiritu Community Devel.
              Corp.)(1)                                         6.250    07/01/2036       322,567
  1,000,000   Phoenix, AZ IDA (Gourmet Boutique West)(1)        5.875    11/01/2037       827,620
  1,443,900   Phoenix, AZ IDA (Single Family Mtg.)              5.500    08/01/2038     1,430,992
    732,706   Phoenix, AZ IDA (Single Family Mtg.)              5.625    05/01/2039       714,630
     50,000   Phoenix, AZ IDA (Single Family Mtg.)(1)           6.650    10/01/2029        51,274
    225,000   Phoenix, AZ IDA (Summit Apartments)(1)            6.550    07/20/2037       232,238


                2 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON    MATURITY       VALUE
-----------                                                     ------   ----------   -----------
$    40,000   Phoenix, AZ Street & Highway(1)                   6.100%   07/01/2011   $    40,109
     90,000   Pima County, AZ Devel. Authority (Tucson
              Electric Power Company)(1)                        6.100    09/01/2025        84,513
    170,000   Pima County, AZ IDA (Arizona Charter School)(1)   6.500    07/01/2023       172,593
  1,000,000   Pima County, AZ IDA (Center for Academic
              Success)                                          5.500    07/01/2037       883,780
     10,000   Pima County, AZ IDA (Charter Schools)(1)          6.375    07/01/2031        11,263
     15,000   Pima County, AZ IDA (Charter Schools)(1)          6.375    07/01/2031        14,831
    185,000   Pima County, AZ IDA (Christian Senior
              Living)(1)                                        5.050    01/01/2037       161,366
    150,000   Pima County, AZ IDA (Global Water Resources)(1)   5.750    12/01/2032       123,524
    125,000   Pima County, AZ IDA (Horizon Community
              Learning Center)(1)                               5.250    06/01/2035       107,579
    105,000   Pima County, AZ IDA (International Studies
              Academy)(1)                                       6.750    07/01/2031       105,861
     15,000   Pima County, AZ IDA (Phoenix Advantage Charter
              School)(1)                                        5.500    07/01/2033        12,099
     50,000   Pima County, AZ IDA (Single Family Mtg.)          5.786(3) 11/01/2034        10,169
    125,000   Pima County, AZ IDA (Sonoran Science
              Academy)(1)                                       5.750    12/01/2037       106,921
    625,000   Pima County, AZ IDA (Southgate Academy Charter
              School)                                           7.000    12/01/2036       595,094
    150,000   Pima County, AZ IDA (Tucson Country Day
              School)(1)                                        5.000    06/01/2037       121,899
  2,000,000   Pima County, AZ IDA Water & Wastewater (Global
              Water Research)                                   6.550    12/01/2037     1,815,500
     15,000   Pima County, AZ Junior College District(1)        7.000    07/01/2009        15,426
    500,000   Prescott Valley, AZ Southside Community
              Facilities District No. 1(1)                      7.250    07/01/2032       500,880
  1,000,000   Quailwood Meadows, AZ Community Facilities
              District                                          6.000    07/15/2022       965,510
    850,000   Quailwood Meadows, AZ Community Facilities
              District                                          6.125    07/15/2029       790,279
      5,000   San Luis, AZ Civic Improvement Corp. (Excise
              Tax)                                              5.000    07/01/2038         4,676
    200,000   San Luis, AZ Facility Devel. Corp. (Regional
              Detention Center)                                 7.250    05/01/2027       180,188
      5,000   Santa Cruz County, AZ Unified School District     6.000    07/01/2009         5,095
    310,000   Scottsdale, AZ Waterfront Commercial Community
              Facilities District(1)                            6.050    07/15/2032       288,486
  1,000,000   Show Low Bluff, AZ Community Facilities
              District                                          5.600    07/01/2031       868,410
    480,000   Show Low Bluff, AZ Community Facilities
              District                                          5.875    07/15/2032       439,128
     55,000   Show Low, AZ IDA (Navapache Regional Medical
              Center)(1)                                        5.300    12/01/2011        55,272
  2,000,000   Tartesso West, AZ Community Facilities District   5.900    07/15/2032     1,824,500
     15,000   Tempe, AZ Improvement Bonds (Improvement
              District No. 170)                                 6.875    01/01/2011        15,325
    185,000   Tucson & Pima Counties, AZ IDA (Single Family
              Mtg.)(1)                                          6.000    07/01/2021       187,649
      5,000   Tucson, AZ COP(1)                                 5.600    07/01/2011         5,073
     90,000   Tucson, AZ IDA (Joint Single Family Mtg.)         5.000    01/01/2039        88,766
     75,000   Tucson, AZ IDA (Joint Single Family Mtg.)(1)      5.350    01/01/2038        73,550
      5,000   Tucson, AZ Improvement District (Civano
              Neighborhood Phase 1)(1)                          5.000    01/01/2015         5,004



                3 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON    MATURITY       VALUE
-----------                                                     ------   ----------   -----------
$    15,000   Tucson, AZ Improvement District (Civano
              Neighborhood Phase 1)(1)                          5.000%   01/01/2018   $    15,008
     30,000   University Arizona Medical Center Corp.
              (University Medical Center)(1)                    5.000    07/01/2013        30,050
      5,000   University Arizona Medical Center Corp.
              (University Medical Center)(1)                    5.000    07/01/2033         4,463
    225,000   Verrado, AZ Community Facilities District No.
              1(1)                                              6.500    07/15/2027       226,861
     10,000   Via Linda, AZ Road Community Facilities
              District Scottsdale                               5.650    07/15/2018         9,996
    225,000   Vistancia, AZ Community Facilities District(1)    6.750    07/15/2022       232,556
    975,000   Westpark, AZ Community Facilities District        5.250    07/15/2031       825,796
    180,000   Westpark, AZ Community Facilities District        5.300    07/15/2022       164,558
  1,535,000   Westpark, AZ Community Facilities District        5.450    07/15/2032     1,329,417
    500,000   Yuma County, AZ IDA (Water & Sewer)(1)            6.375    12/01/2037       464,255
    220,000   Yuma County, AZ IDA (Water & Sewer)(1)            6.500    12/01/2017       220,108
     50,000   Yuma County, AZ Jail District(1)                  5.250    07/01/2012        50,096
                                                                                      -----------
                                                                                       30,765,192
U.S. POSSESSIONS--38.0%
    620,000   Puerto Rico Aqueduct & Sewer Authority            6.000    07/01/2038       649,438
  2,000,000   Puerto Rico Aqueduct & Sewer Authority            6.000    07/01/2044     2,096,540
 33,225,000   Puerto Rico Children's Trust Fund (TASC)          6.723(3) 05/15/2050     1,510,076
  1,900,000   Puerto Rico Commonwealth GO(4)                    6.000    07/01/2027     1,990,212
    100,000   Puerto Rico Commonwealth GO(4)                    6.000    07/01/2028       104,512
  2,800,000   Puerto Rico Electric Power Authority, Series
              UU(5)                                             2.507(6) 07/01/2031     2,237,200
    155,000   Puerto Rico Infrastructure (Mepsi Campus)(1)      5.600    10/01/2014       153,817
    400,000   Puerto Rico Infrastructure (Mepsi Campus)(1)      6.250    10/01/2024       386,700
  1,165,000   Puerto Rico Infrastructure (Mepsi Campus)         6.500    10/01/2037     1,111,503
     25,000   Puerto Rico ITEMECF (Ana G. Mendez
              University)(1)                                    5.375    02/01/2019        24,879
     75,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)   5.500    07/01/2026        75,614
     50,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)   5.900    07/01/2008        50,005
    315,000   Puerto Rico Port Authority (American
              Airlines), Series A(1)                            6.250    06/01/2026       170,714
  3,000,000   Puerto Rico Sales Tax Financing Corp., Series
              A(5)                                              2.855(6) 08/01/2057     2,352,000
    500,000   V.I.  Public Finance Authority (Hovensa
              Refinery)(1)                                      4.700    07/01/2022       425,500
    140,000   V.I.  Public Finance Authority (Hovensa
              Refinery)                                         6.125    07/01/2022       137,859
     95,000   V.I.  Public Finance Authority, Series A(1)       5.500    10/01/2018        95,751
    200,000   V.I.  Public Finance Authority, Series A(1)       5.625    10/01/2025       200,798
                                                                                      -----------
                                                                                       13,773,118
                                                                                      -----------
TOTAL INVESTMENTS, AT VALUE (COST $48,534,664)-122.7%                                  44,538,310
                                                                                      -----------
LIABILITIES IN EXCESS OF OTHER ASSETS-(22.7)                                           (8,226,138)
                                                                                      -----------
NET ASSETS-100.0%                                                                     $36,312,172
                                                                                      ===========

Footnotes to Statement of Investments

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $45,004, which represents 0.12% of the Fund's net assets. See accompanying Notes.

3.   Zero coupon bond reflects effective yield on the date of purchase.

4. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See accompanying Notes.

5. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.


                4 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

6. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP       Certificates of Participation
GO        General Obligation
IDA       Industrial Devel. Agency
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs      Residual Option Longs
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2 -inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted Prices                           $        --          $--
Level 2 - Other Significant Observable Inputs      44,538,310           --
Level 3 - Significant Unobservable Inputs                  --           --
                                                  -----------          ---
    TOTAL                                         $44,538,310          $--
                                                  ===========          ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.


                5 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.


                6 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities              $2,072,554

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 20% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $2,769,807 as of June 30, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2008, municipal bond holdings with a value of $4,589,200 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $3,495,000 in short-term floating rate notes issued and outstanding at that date.

At June 30, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                    COUPON    MATURITY
  AMOUNT     INVERSE FLOATER(1)                              RATE (2)     DATE        VALUE
----------   ---------------------------------------------   --------   --------   ----------
$  805,000   Puerto Rico Electric Power Authority ROLs(3)     4.325%     7/1/31    $  242,200
 1,500,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)    3.720      8/1/57       852,000
                                                                                   ----------
                                                                                   $1,094,200
                                                                                   ==========

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 5 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater".

3.   Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it


                7 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

appropriate to do so. As of June 30, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $3,495,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.7043% as of June 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of June 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.7043%. Details of the borrowings for the period ended June 30, 2008 are as follows:

Average Daily Loan Balance    $3,217,582
Average Daily Interest Rate        2.868%
Fees Paid                     $   32,777
Interest Paid                 $    5,817

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                8 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

Federal tax cost of securities   $48,810,164
                                 ===========
Gross unrealized appreciation    $   116,418
Gross unrealized depreciation     (4,388,272)
                                 -----------
Net unrealized depreciation      $(4,271,854)
                                 ===========


                9 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Arizona Municipal Fund

By: /s/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/07/2008